Stock Based Compensation (Details 3) - Aerkomm 2017 Plan [Member] - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Beginning	253,000	205,000
Granted		78,000	412,000
Exercised
Forfeited/Cancelled	(48,000)		(159,000)
Outstanding, Ending	205,000	283,000	253,000
Exercisable, Ending	40,875	111,589	84,750
Weighted Average Exercise Price Per Share
Options outstanding, Beginning	$ 30.8825	$ 31.6744
Granted		19.7462	29.5771
Exercised
Forfeited/Cancelled	27.5		27.5
Options outstanding, Ending	31.6744	28.3867	30.8825
Exercisable, Ending	28.2339	28.7052	27.8540
Weighted Average Fair Value Per Share
Options outstanding, beginning	17.5175	18.9522
Granted		9.25	17.7006
Exercised
Forfeited/Cancelled	16.461		16.461
Options outstanding, Ending	18.9522	16.2781	17.5175
Exercisable, Ending	$ 17.5839	$ 16.5968	$ 17.0025